Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Lease Cost

Operating and finance lease expenses consist of the following:

		For the years ended March 31,
	Classification	2026	2025	2024

Operating lease cost
Lease expenses	General and administrative	1,707,020	879,255	866,481
Finance lease cost
Amortization of leased asset	General and administrative	116,166	113,207	43,900
Interest on lease liabilities	Interest expenses on finance leases	12,202	11,663	4,234
Total lease expenses		$1,835,388	$1,004,125	$914,615

Weighted-average remaining term and discount rate related to leases were as follows:

	As of March 31, 2026	As of March 31, 2025	As of March 31, 2024

Weighted-average remaining term
Operating lease	2.41 years	1.1 years	1.6 years
Finance leases	2.10 years	3.5 years	4.4 years
Weighted-average discount rate
Operating lease	6.0%	4.7%	4.9%
Finance leases	2.6%	4.6%	4.5%

Schedule of Minimum Lease Payments

The following table sets forth the Company’s minimum lease payments in future periods:

	Operating	Finance
	lease	lease
	payments	payments	Total
Twelve months ending March 31, 2027	$1,784,151	$131,992	$1,916,143
Twelve months ending March 31, 2028	1,080,295	110,212	1,190,507
Twelve months ending March 31, 2029	708,180	106,038	814,218
Twelve months ending March 31, 2030	73,683	60,232	133,915
Twelve months ending March 31, 2031	36,842	47,737	84,579
Total lease payments	3,683,151	456,211	4,139,362
Less: discount	(228,676)	(48,876)	(277,552)
Present value of lease liabilities	$3,454,475	$407,335	$3,861,810
Present value of lease liabilities, current	$1,663,734	$112,687	$1,776,421
Present value of lease liabilities, non-current	$1,790,741	$294,648	$2,085,389